Trade and other payables	12 Months Ended
Dec. 31, 2018
Trade And Other Payables [Abstract]
Trade and other payables

25 Trade and other payables

	Non-current	Current	Total	Non-current	Current	Total
	2018	2018	2018	2017	2017	2017
	US$m	US$m	US$m	US$m	US$m	US$m
Trade payables	-	3,180	3,180	-	3,255	3,255
Other financial payables	256	653	909	265	867	1,132
Other payables	165	114	279	87	97	184
Deferred income (a)	176	234	410	246	246	492
Accruals	11	1,229	1,240	13	1,347	1,360
Employee entitlements	-	630	630	-	734	734
Royalties and mining taxes	1	487	488	4	492	496
Amounts owed to equity accounted units	156	67	223	156	19	175
Government grants deferred	76	6	82	85	4	89
Total	841	6,600	7,441	856	7,061	7,917

(a)	Deferred income includes contract liabilities of US$198 million.

The fair value of trade payables and financial instruments within other payables approximates their carrying value.